Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.85975%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,683,330.09

Principal:
Principal Collections	$24,011,300.83
Prepayments in Full	$11,650,379.00
Liquidation Proceeds	$368,070.46
Recoveries	$69,325.67
Sub Total	$36,099,075.96
Collections	$37,782,406.05

Purchase Amounts:
Purchase Amounts Related to Principal	$219,640.13
Purchase Amounts Related to Interest	$814.48
Sub Total	$220,454.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,002,860.66

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,002,860.66
Servicing Fee	$610,431.80	$610,431.80	$0.00	$0.00	$37,392,428.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,392,428.86
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,392,428.86
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,392,428.86
Interest - Class A-3 Notes	$625,030.36	$625,030.36	$0.00	$0.00	$36,767,398.50
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$36,448,114.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,448,114.50
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$36,339,681.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,339,681.58
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$36,262,785.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,262,785.75
Regular Principal Payment	$33,251,716.48	$33,251,716.48	$0.00	$0.00	$3,011,069.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,011,069.27
Residual Released to Depositor	$0.00	$3,011,069.27	$0.00	$0.00	$0.00
Total		$38,002,860.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,251,716.48
Total					$33,251,716.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,251,716.48	$59.67	$625,030.36	$1.12	$33,876,746.84	$60.79
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$33,251,716.48	$18.02	$1,129,643.11	$0.61	$34,381,359.59	$18.63

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$373,152,450.89	0.6695720	$339,900,734.41	0.6099062
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$642,812,450.89	0.3482832	$609,560,734.41	0.3302671

Pool Information
Weighted Average APR	2.752%	2.748%
Weighted Average Remaining Term	35.34	34.53
Number of Receivables Outstanding	45,312	44,207
Pool Balance	$732,518,161.15	$695,878,247.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$680,726,792.12	$646,925,476.93
Pool Factor	0.3667462	0.3484019

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$48,952,770.25
Targeted Overcollateralization Amount	$86,317,512.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,317,512.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$390,523.55
(Recoveries)		102	$69,325.67
Net Loss for Current Collection Period			$321,197.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5262%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8568%
Second Prior Collection Period			0.7474%
Prior Collection Period			0.9523%
Current Collection Period			0.5397%
Four Month Average (Current and Prior Three Collection Periods)			0.7741%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3360	$12,734,401.08
(Cumulative Recoveries)			$1,655,625.05
Cumulative Net Loss for All Collection Periods			$11,078,776.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5547%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,790.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,297.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	558	$10,730,311.96
61-90 Days Delinquent	0.14%	52	$983,170.97
91-120 Days Delinquent	0.05%	17	$361,430.14
Over 120 Days Delinquent	0.11%	33	$741,675.53
Total Delinquent Receivables	1.84%	660	$12,816,588.60

Repossession Inventory:
Repossessed in the Current Collection Period		28	$611,358.09
Total Repossessed Inventory		48	$1,109,766.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1899%
Prior Collection Period			0.2052%
Current Collection Period			0.2307%
Three Month Average			0.2086%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2998%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer